Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 10,801	$ 6,894